Weighted average number of ordinary shares for basic earnings per share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic earnings per share	52,915	49,806	47,325
Effect of dilution:
Share options	563	382	0
Convertible loan	509	509	0
Weighted average number of ordinary shares adjusted for effect of dilution	53,987	50,697	47,325